LAW OFFICE OF C. RICHARD ROPKA, L.L.C.

C. Richard Ropka, LLM (Tax) †

215 Fries Mill Road

Turnersville, New Jersey 08012

†  Admitted to practice in US Supreme Court,

(856) 374-1744

     US District Court & US Tax Court

(1-866) 272-8505 (Fax)

May 20, 2016

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Archer Investment Series Trust, File Nos. 333-163981 and 811-22356

Dear Sir/Madam:

On behalf of Archer Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 16 to the Trust’s Registration Statement (this “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of this filing is to register shares of the “Archer Dividend Growth Fund”.

If you have any questions, please contact C. Richard Ropka at (856) 374-1744.

Very truly yours,

Law Office of C. Richard Ropka, LLC

By:   /s/ C. Richard Ropka, Esq.

C. Richard Ropka, Esq.